Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Prepaid expenses and other current assets [line Items]
Prepayments	$ 1,646,579	$ 604,687
Capital raising costs		846,180
Security deposit	38,843	37,311
Accrued interest	50,242	90
Other current assets	$ 1,735,664	$ 1,488,268